Commitments and Contingencies - Contingent Liabilities on Outstanding Guarantees (Detail) - Dec. 31, 2022 - Contingent liabilities on outstanding guarantees [member]
€ in Millions, ₩ in Millions, ₨ in Millions, ฿ in Millions, Rp in Millions, R$ in Millions, $ in Millions, $ in Millions
	USD ($)	KRW (₩)	THB (฿)	IDR (Rp)	BRL (R$)	EUR (€)	AUD ($)	INR (₨)
USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	$ 2,428,410,394	₩ 3,077,525
KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		697,286
Indonesia, Rupiahs
Disclosure of contingent liabilities [line items]
Guarantee amount		101,813		Rp 1,258,510,000,000
India, Rupees
Disclosure of contingent liabilities [line items]
Guarantee amount		11,823						₨ 772,210,905
THB [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		174,685	฿ 4,765,000,000
EUR [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		62,155				€ 46,000,000
AUD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		12,226					$ 14,242,095
BRL [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		111,244			R$ 464,060,000
POSCO COATED STEEL (THAILAND) CO., LTD. [member] | SMBC [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		174,685	4,765,000,000
POSCO MEXICO S.A. DE C.V. [member] | BOA and others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	60,000,000	76,038
POSCO-VIETNAM Co., Ltd. [member] | SMBC [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	109,999,999	139,403
Top of range [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	3,773,148,900	4,781,713
Top of range [member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		1,648,491
Top of range [member] | Indonesia, Rupiahs
Disclosure of contingent liabilities [line items]
Guarantee amount		107,638		1,330,510,000,000
Top of range [member] | India, Rupees
Disclosure of contingent liabilities [line items]
Guarantee amount		11,823						772,210,905
Top of range [member] | THB [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		201,667	5,501,000,000
Top of range [member] | EUR [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		62,155				46,000,000
Top of range [member] | AUD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		12,226					14,242,095
Top of range [member] | BRL [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		111,244			464,060,000
Top of range [member] | POSCO COATED STEEL (THAILAND) CO., LTD. [member] | SMBC [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		201,667	฿ 5,501,000,000
Top of range [member] | POSCO MEXICO S.A. DE C.V. [member] | BOA and others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	60,000,000	76,038
Top of range [member] | POSCO-VIETNAM Co., Ltd. [member] | SMBC [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	156,000,000	197,699
PT Bio Inti Agrindo [member] | KSU Mandob [member] | Bank Muamalat [member] | Indonesia, Rupiahs
Disclosure of contingent liabilities [line items]
Guarantee amount		6,472		80,000,000,000
PT Bio Inti Agrindo [member] | Top of range [member] | KSU Mandob [member] | Bank Muamalat [member] | Indonesia, Rupiahs
Disclosure of contingent liabilities [line items]
Guarantee amount		6,472		80,000,000,000
POSCO HOLDINGS INC.[member] | BNDES [member] | BRL [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		111,244			464,060,000
POSCO HOLDINGS INC.[member] | POSCO Asia Co., Ltd. [member] | Credit Agricole And Others [Member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	0	0
POSCO HOLDINGS INC.[member] | POSCO ASSAN TST STEEL INDUSTRY [member] | SOCIETE GENERALE and others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	131,874,750	167,126
POSCO HOLDINGS INC.[member] | POSCO Maharashtra Steel Private Limited [member] | SMBC and others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	109,784,000	139,129
POSCO HOLDINGS INC.[member] | PT. KRAKATAU POSCO [member] | Export-Import Bank of Korea and others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	1,250,244,173	1,584,435
POSCO HOLDINGS INC.[member] | CSP - Compania Siderurgica do Pecem [member] | Export-Import Bank of Korea and others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	358,266,014	454,030
POSCO HOLDINGS INC.[member] | Nickel mining company SAS [member] | SMBC [member] | EUR [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		62,155				46,000,000
POSCO HOLDINGS INC.[member] | Top of range [member] | BNDES [member] | BRL [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		111,244			R$ 464,060,000
POSCO HOLDINGS INC.[member] | Top of range [member] | POSCO Asia Co., Ltd. [member] | Credit Agricole And Others [Member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	205,000,000	259,797
POSCO HOLDINGS INC.[member] | Top of range [member] | POSCO ASSAN TST STEEL INDUSTRY [member] | SOCIETE GENERALE and others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	131,874,750	167,126
POSCO HOLDINGS INC.[member] | Top of range [member] | POSCO Maharashtra Steel Private Limited [member] | SMBC and others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	139,784,000	177,149
POSCO HOLDINGS INC.[member] | Top of range [member] | PT. KRAKATAU POSCO [member] | Export-Import Bank of Korea and others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	2,164,300,000	2,742,818
POSCO HOLDINGS INC.[member] | Top of range [member] | CSP - Compania Siderurgica do Pecem [member] | Export-Import Bank of Korea and others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	420,000,000	532,264
POSCO HOLDINGS INC.[member] | Top of range [member] | Nickel mining company SAS [member] | SMBC [member] | EUR [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		62,155				€ 46,000,000
POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | POSCO E&C Vietnam Co., Ltd. [member] | POSCO Asia Co., Ltd. And others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	36,000,000	45,623
POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | PT. POSCO E&C INDONESIA [member] | POSCO Asia Co., Ltd. And others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	25,900,000	32,823
POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | New Songdo International City Development, LLC [member] | Others [member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		453,400
POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | UITrans LRT Co., Ltd. [member] | Kookmin Bank and Others [member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		176,600
POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Chun-cheon Energy Co., Ltd. [member] | Kookmin Bank and Others [member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		143,110
POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Pohang E&E Co,. Ltd. [member] | Heungkuk Life Insurance Co. LTD [member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		50,492
POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | JB CLARK HILLS [member] | HSBC and others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	27,500,000	34,851
POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Pureun Tongyeong Enviro Co Ltd [member] | KDB Bank and others [Member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		13,035
POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Pure Gimpo Co Ltd [member] | KDB Bank and others [Member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		27,213
POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Clean Iksan Co Ltd [member] | SAMSUNG FIRE & MARINE INSURANCE [member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		27,710
POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Busan Sanseong Tunnel and others [member] | Balhae Infrastructure Fund and others [member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		547,785
POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Pocheon-Hwado Highway Corp.[Member] | IncheonGimpo Expressway Co., Ltd and other [Member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		95,137
POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | IncheonGimpo Expressway Co., Ltd and other [Member] | Kookmin Bank and Others [member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		1,627,863
POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Top of range [member] | POSCO E&C Vietnam Co., Ltd. [member] | POSCO Asia Co., Ltd. And others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	36,000,000	45,623
POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Top of range [member] | PT. POSCO E&C INDONESIA [member] | POSCO Asia Co., Ltd. And others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	25,900,000	32,823
POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Top of range [member] | New Songdo International City Development, LLC [member] | Others [member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		520,000
POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Top of range [member] | UITrans LRT Co., Ltd. [member] | Kookmin Bank and Others [member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		205,051
POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Top of range [member] | Chun-cheon Energy Co., Ltd. [member] | Kookmin Bank and Others [member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		149,200
POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Top of range [member] | Pohang E&E Co,. Ltd. [member] | Heungkuk Life Insurance Co. LTD [member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		71,930
POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Top of range [member] | JB CLARK HILLS [member] | HSBC and others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	30,000,000	38,019
POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Top of range [member] | Pureun Tongyeong Enviro Co Ltd [member] | KDB Bank and others [Member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		22,714
POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Top of range [member] | Pure Gimpo Co Ltd [member] | KDB Bank and others [Member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		51,559
POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Top of range [member] | Clean Iksan Co Ltd [member] | SAMSUNG FIRE & MARINE INSURANCE [member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		44,054
POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Top of range [member] | Busan Sanseong Tunnel and others [member] | Balhae Infrastructure Fund and others [member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		1,491,670
POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Top of range [member] | Pocheon-Hwado Highway Corp.[Member] | IncheonGimpo Expressway Co., Ltd and other [Member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		319,526
POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Top of range [member] | IncheonGimpo Expressway Co., Ltd and other [Member] | Kookmin Bank and Others [member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		3,823,072
POSCO ICT [member] | PT.POSCO ICT INDONESIA [member] | POSCO Asia Co., Ltd. And others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	300,000	380
POSCO ICT [member] | UITrans LRT Co., Ltd. [member] | Kookmin Bank[Member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		35,261
POSCO ICT [member] | Busan Sanseong Tunnel [member] | Kookmin Bank[Member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		6,391
POSCO ICT [member] | IncheonGimpo Expressway Co., Ltd and other [Member] | Kookmin Bank and Others [member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		94,474
POSCO ICT [member] | Top of range [member] | PT.POSCO ICT INDONESIA [member] | POSCO Asia Co., Ltd. And others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	1,500,000	1,901
POSCO ICT [member] | Top of range [member] | UITrans LRT Co., Ltd. [member] | Kookmin Bank[Member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		43,736
POSCO ICT [member] | Top of range [member] | Busan Sanseong Tunnel [member] | Kookmin Bank[Member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		7,621
POSCO ICT [member] | Top of range [member] | IncheonGimpo Expressway Co., Ltd and other [Member] | Kookmin Bank and Others [member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		216,051
POSCO ENERGY CO., LTD | PT. Krakatau Posco Energy [member] | POSCO Asia Co., Ltd. And others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	65,102,271	82,504
POSCO ENERGY CO., LTD | Top of range [member] | PT. Krakatau Posco Energy [member] | POSCO Asia Co., Ltd. And others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	65,102,271	82,504
POSCO AUSTRALIA PTY LTD [member] | Department of Trade and Investment (NSW Government) [member] | Woori Bank and others [member] | AUD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		12,226					14,242,095
POSCO AUSTRALIA PTY LTD [member] | Top of range [member] | Department of Trade and Investment (NSW Government) [member] | Woori Bank and others [member] | AUD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		12,226					$ 14,242,095
POSCO INTERNATIONAL Corporation [member] | POSCO ASSAN TST STEEL INDUSTRY [member] | ING [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	14,652,750	18,569
POSCO INTERNATIONAL Corporation [member] | GLOBAL KOMSCO Daewoo LLC [member] | Hana Bank [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	6,300,000	7,984
POSCO INTERNATIONAL Corporation [member] | POSCO INTERNATIONAL GLOBAL DEVELOPMENT PTE. LTD. (Formerly, Daewoo Global Development Pte., Ltd.) | Export-Import Bank of Korea [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	150,000,000	190,095
POSCO INTERNATIONAL Corporation [member] | POSCO INTERNATIONAL POWER (PNGLAE) LIMITED [member] | KDB Bank [Member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	17,400,000	22,051
POSCO INTERNATIONAL Corporation [member] | GOLDEN LACE POSCO INTERNATIONAL CO., LTD. [member] | Shinhan Bank and others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	11,000,000	13,940
POSCO INTERNATIONAL Corporation [member] | POSCO INTERNATIONAL AMERICA CORP [Member] | Bank Mendes Gans [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	15,002,042	19,012
POSCO INTERNATIONAL Corporation [member] | GRAIN TERMINAL HOLDINGS PTE. LTD. [member] | Export-Import Bank of Korea and others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	27,000,000	34,217
POSCO INTERNATIONAL Corporation [member] | SHERRITT INTERNATIONAL CORP [member] | Export-Import Bank of Korea [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	860,880	1,091
POSCO INTERNATIONAL Corporation [member] | PT Bio Inti Agrindo [member] | BTPN and others [member] | Indonesia, Rupiahs
Disclosure of contingent liabilities [line items]
Guarantee amount		95,341		1,178,510,000,000
POSCO INTERNATIONAL Corporation [member] | POSCO INTERNATIONAL JAPAN CORP [Member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount | $	7,521,345
POSCO INTERNATIONAL Corporation [member] | POSCO INTERNATIONAL JAPAN CORP [Member] | Bank Mendes Gans [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		9,532
POSCO INTERNATIONAL Corporation [member] | POSCO INTERNATIONAL EP MALAYSIA SDN. BHD [Member] | SC, Malaysia [Member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	6,000,000	7,604
POSCO INTERNATIONAL Corporation [member] | Top of range [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount | $	50,000,000
POSCO INTERNATIONAL Corporation [member] | Top of range [member] | POSCO ASSAN TST STEEL INDUSTRY [member] | ING [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	14,652,750	18,569
POSCO INTERNATIONAL Corporation [member] | Top of range [member] | POSCO SINGAPORE LNG TRADING PTE. LTD [member] | Bank Mendes Gans [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		63,365
POSCO INTERNATIONAL Corporation [member] | Top of range [member] | GLOBAL KOMSCO Daewoo LLC [member] | Hana Bank [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	6,650,000	8,428
POSCO INTERNATIONAL Corporation [member] | Top of range [member] | POSCO INTERNATIONAL GLOBAL DEVELOPMENT PTE. LTD. (Formerly, Daewoo Global Development Pte., Ltd.) | Export-Import Bank of Korea [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	180,000,000	228,114
POSCO INTERNATIONAL Corporation [member] | Top of range [member] | POSCO INTERNATIONAL POWER (PNGLAE) LIMITED [member] | KDB Bank [Member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	20,880,000	26,461
POSCO INTERNATIONAL Corporation [member] | Top of range [member] | GOLDEN LACE POSCO INTERNATIONAL CO., LTD. [member] | Shinhan Bank and others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	13,200,000	16,728
POSCO INTERNATIONAL Corporation [member] | Top of range [member] | GRAIN TERMINAL HOLDINGS PTE. LTD. [member] | Export-Import Bank of Korea and others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	27,000,000	34,217
POSCO INTERNATIONAL Corporation [member] | Top of range [member] | SHERRITT INTERNATIONAL CORP [member] | Export-Import Bank of Korea [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	21,818,182	27,650
POSCO INTERNATIONAL Corporation [member] | Top of range [member] | PT Bio Inti Agrindo [member] | BTPN and others [member] | Indonesia, Rupiahs
Disclosure of contingent liabilities [line items]
Guarantee amount		101,166		Rp 1,250,510,000,000
POSCO INTERNATIONAL Corporation [member] | Top of range [member] | POSCO INTERNATIONAL EP MALAYSIA SDN. BHD [Member] | SC, Malaysia [Member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	6,000,000	7,604
POSCO Maharashtra Steel Private Limited [member] | Gail India and others | HSBC and others [member] | India, Rupees
Disclosure of contingent liabilities [line items]
Guarantee amount		11,823						772,210,905
POSCO Maharashtra Steel Private Limited [member] | Top of range [member] | Gail India and others | HSBC and others [member] | India, Rupees
Disclosure of contingent liabilities [line items]
Guarantee amount		11,823						₨ 772,210,905
POSCO STEELEON Co., Ltd. | Myanmar POSCO C&C Company, Limited [member] | POSCO Asia Co., Ltd. And others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	11,952,170	15,147
POSCO STEELEON Co., Ltd. | Top of range [member] | Myanmar POSCO C&C Company, Limited [member] | POSCO Asia Co., Ltd. And others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	13,986,947	17,726
POSCO [member] | LLP POSUK Titanium [member] | SMBC [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	13,250,000	16,792
POSCO [member] | Top of range [member] | LLP POSUK Titanium [member] | SMBC [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	$ 13,500,000	₩ 17,109